UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

ALPS Fund Services Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2007 – March 31, 2008

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

CORNERCAP BALANCED FUND

CORNERCAP SMALL-CAP VALUE FUND

CORNERCAP CONTRARIAN FUND

March 31, 2008

Annual March 31, 2008

MANAGER’S REPORT TO SHAREHOLDERS

Dear Shareholders:

As noted in the attached annual report, our funds realized negative returns for the current fiscal year ending March 31, 2008. Five years ago (March 31, 2003), all three of our funds also experienced negative returns. As fellow shareholders, we share your disappointment. If we could forecast these occasions, we would make sure to avoid them. These periodic downturns are an unavoidable element of the equity investment process. Fortunately, another unavoidable element of quality equity investing is the more frequent and extended upturns. During the intervening four-year period (2004 to 2007), the Small Cap, Balanced and Contrarian Funds realized average annual returns of 18.6%, 12.7% and 23.7%, respectively. See standardized fund performance beginning on page 4.

What happened and what do we see ahead? After the rescue of Bear Stearns by the Federal Reserve, former Treasury Secretary, Robert Rubin, noted that we are in “unchartered waters.” The Fed boldly tossed out its traditional playbook, guaranteeing JP Morgan against losses from Bear’s troubled balance sheet and allowing nonbank financial institutions access to its short-term lending window. Considering falling housing prices, constrained (if not closed) credit markets, and the Fed’s radical solutions to the Bear crisis, we could be in the early innings of a turbulent period for the US and global economies. Will the Fed be forced to bail out others in similar fashion? Does it have the capacity to do so? Is recession looming, only to be worsened if banks refuse to make loans? Can the Fed balance inflationary pressures with a slowing economy?

We do not try to predict the future, but we do anticipate further headwinds as the housing and credit bubbles deflate. Lower interest rates will probably do little to address the fundamental need for de-leveraging by consumers and financial institutions, and forced selling of illiquid credit securities may continue driving asset prices down further in housing and certain credit markets. No surprise, then, that the credit markets remain extremely skittish, with many bonds’ spreads over Treasuries well above historical norms. This implies that institutions may continue to hold cash and avoid lending, which could crimp GDP growth, at a time when inflationary pressures persist. This process will likely take time to stabilize.

Fortunately, in our view, at least some of this is reflected in stock prices already. Despite the turmoil—and arguably because of it—we believe attractive opportunities exist. Our proven discipline can help us create a balanced basket of stocks that in aggregate position our clients to take advantage of fear today. Our message remains the same: 1) we will maintain our disciplined, value-oriented investment approach based on “regression to the mean” and 2) we tend to migrate to those “out of favor” stocks of good companies with healthy enough balance sheets to weather a reasonable storm.

We still have much too much debt relative to equity. Some noted investment professionals believe that this is the worst credit crisis since the 1930s. We clearly see some blood in the streets. For the long-term investor, is this a time of fear or opportunity?

CornerCap Investment Counsel

May 30, 2008

www.cornercap.com

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP BALANCED FUND

Investment Performance through March 31, 2008 (In Thousands)

The chart above represents a hypothetical investment of $10,000 as of March 31, 2008.

Average Annual Total Return for periods ended March 31, 2008

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Balanced Fund(a)	-2.20%	9.54%	4.54%	5.81%	1.30%
S&P 500(c)	-5.08%	11.32%	3.50%	5.88%
Russell 1000 Value Index(d)	-9.99%	13.68%	5.54%	7.96%
Combined 60% Stocks/ 40% Bonds Index(e)(f)	0.50%	8.62%	4.78%	6.31%

(a)  The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)  The Balanced Fund began operations May 24, 1997.

(c)  The S & P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(d)  The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(e)          Effective August 17, 2006, the Balanced Fund has elected to use the comparative index 60% S & P 500 Index and 40% the Lehman Brothers Government/Corporate Bond Index. The Lehman Brothers Government/Corporate Bond Index is defined in (f) below.

(f)             The Lehman Brothers Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Asset Allocation for periods ended March 31, 2008

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through March 31, 2008 (In Thousands)

$16,388
$20,000
$15,000
$10,000
$5,000
$0
3/31/98
3/31/99
3/31/00
3/31/01
3/31/02
3/31/03
3/31/04
3/31/05
3/31/06
3/31/07
3/31/08

The chart above represents a hypothetical investment of $10,000 as of March 31, 2008.

Average Annual Total Return for periods ended March 31, 2008

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Small-Cap Value Fund(a)	-10.91%	12.01%	5.06%	9.69%	1.50%
Russell 2000 Value(c)	-16.88%	15.45%	7.46%	12.46%
Russell 2000(d)	-13.00%	14.90%	4.96%	10.01%

(a)  The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)  The Small-Cap Value Fund began operations on September 30, 1992.

(c)   The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(d)  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Asset Allocation for periods ended March 31, 2008

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP CONTRARIAN FUND

Investment Performance through March 31, 2008 (In Thousands)

$9,675
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
7/31/00
3/31/01
3/31/02
3/31/03
3/31/04
3/31/05
3/31/06
3/31/07
3/31/08

The chart above represents a hypothetical investment of $10,000 as of March 31, 2008.

Average Annual Total Return for periods ended March 31, 2008

	1 Year	5 Year	Since Inception(b)	Expense Ratio
CornerCap Contrarian Fund(a)	-10.45%	15.95%	-0.43%	1.50%
Russell 3000(c)	-6.06%	12.07%	1.38%
Russell 3000 Value(d)	-10.60%	13.79%	6.55%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distribution but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which is a private, unregistered fund that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)        As of July 28, 2006 The Russell 3000 Index is being used as a benchmark for the Contrarian Fund because it is more representative of the wide range of market capitalization in the Fund’s investable universe. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $5.1 billion; the median market capitalization was approximately $791.1 million. The index had a total market capitalization range of approximately $520 billion to $178 million.

(d)       As of July 28, 2006 The Russell 3000 Value Index is being used as a benchmark for the Contrarian Fund because it is more representative of the Contrarian Fund’s value investment style. Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

Past performance does not guarantee future results. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

Asset Allocation for periods ended March 31, 2008

Fund Expenses

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007 through March 31, 2008.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 10/01/2007	Ending Account Value 3/31/2008	Expense Paid During Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$943	$6.26
Hypothetical Fund Return	$1,000	$1,019	$6.51
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$877	$6.88
Hypothetical Fund Return	$1,000	$1,018	$7.39
CornerCap Contrarian Fund
Actual Fund Return	$1,000	$840	$6.85
Hypothetical Fund Return	$1,000	$1,018	$7.51

*                 These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, and then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

SCHEDULE of INVESTMENTS

CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (59.2%)

Aerospace & Defense (1.8%)
Goodrich Corp.	5,350	$307,678

Auto Components (1.8%)
Johnson Controls, Inc.	8,850	299,130

Auto Manufacturers (1.2%)
Nissan Motor Co., Ltd. (ADR)	12,300	205,164

Beverages (1.3%)
Anheuser-Busch Cos., Inc.	4,500	213,525

Biotechnology (1.0%)
Amgen, Inc.(a)	4,000	167,120

Chemicals (2.5%)
FMC Corp.	3,500	194,215
PPG Industries, Inc.	3,900	235,989
		430,204

Commercial Banks (2.9%)
Bank of America Corp.	4,164	157,857
Comerica, Inc.	3,700	129,796
US Bancorp	6,350	205,486
		493,139

Commercial Services (1.2%)
R.R. Donnelley & Sons Co.	6,850	207,624

Commercial Services & Supplies (1.0%)
Convergys Corp.(a)	10,900	164,154

Computers (2.2%)
Seagate Technology	9,600	201,024
Western Digital Corp.(a)	6,400	173,056
		374,080

Cosmetics & Personal Care (1.6%)
The Estee Lauder Cos., Inc. - Class A	5,800	265,930

	Shares	Value
Electronic Equipment & Instruments (2.3%)
Arrow Electronics, Inc.(a)	6,100	$205,265
Diebold, Inc.	5,100	191,505
		396,770

Electronics (1.2%)
Avnet, Inc.(a)	6,000	196,380

Forest Products & Paper (1.1%)
International Paper Co.	7,100	193,120

Health Care Providers & Services (3.1%)
Cigna Corp.	4,800	194,736
Lincare Holdings, Inc.(a)	6,300	177,093
UnitedHealth Group, Inc.	4,150	142,594
		514,423

Insurance (5.4%)
Everest Re Group Ltd.	2,550	228,302
Lincoln National Corp.	3,800	197,600
PartnerRe Ltd.	3,500	267,049
The Travelers Cos., Inc.	4,550	217,718
		910,669

Investment Companies (1.2%)
American Capital Strategies Ltd.	5,900	201,544

Iron-Steel (1.5%)
Gerdau Ameristeel Corp.	17,700	249,747

Machinery (2.6%)
Eaton Corp.	3,100	246,976
Joy Global, Inc.	2,900	188,964
		435,940

Machinery-Construction & Mining (1.1%)
Terex Corp.(a)	3,000	187,500

Media (1.2%)
Gannett Co., Inc.	6,900	200,445

	Shares	Value
Miscellaneous Manufacturers (1.6%)
General Electric Co.	7,100	$262,771

Oil & Gas (2.3%)
Marathon Oil Corp.	4,300	196,080
National Oilwell Varco, Inc.(a)	3,200	186,816
		382,896

Pharmaceuticals (2.4%)
Pfizer, Inc.	9,050	189,417
Wyeth	5,000	208,800
		398,217

Retail (1.6%)
Darden Restaurants, Inc.	8,300	270,165

Retailers - Other (2.2%)
Home Depot, Inc.	5,800	162,226
Office Depot, Inc.(a)	18,800	207,740
		369,966

Semiconductors & Equipment (1.4%)
Intel Corp.	11,200	237,216

Telecommunications (4.3%)
AT&T, Inc.	7,000	268,100
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	248,160
Windstream Corp.	16,850	201,358
		717,618

Textiles & Apparel (1.5%)
VF Corp.	3,300	255,783

Toys-Games-Hobbies (1.2%)
Mattel, Inc.	10,400	206,960

Transportation (1.5%)
Norfolk Southern Corp.	4,700	255,304

Total Common Stocks (Cost $9,270,098)		9,971,182

	Principal
	Amount	Value
CORPORATE BONDS (18.9%)

Banks - Money Center (0.9%)
GCB Wells Fargo,
3.125%, 04/01/2009	$150,000	$148,422

Banks - Super Regional (1.9%)
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	141,399
7.250%, 10/01/2010	165,000	174,910
		316,309

Chemicals (0.6%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	101,985

Diversified Financial Services (3.1%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	102,047
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	151,522
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	159,811
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	104,455
		517,835

Finance (0.9%)
General Electric Capital Notes,
5.450%, 01/15/2013	140,000	146,696

Health Care Products (0.9%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	153,351

Household Products (0.6%)
Pepsico, Inc.,
5.700%, 11/01/2008	100,000	101,091

	Principal Amount	Value
Investment Services (3.7%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	$100,000	$104,419
Credit Suisse USA,
5.375%, 03/02/2016	250,000	250,778
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	165,330
Morgan Stanley,
5.050%, 01/21/2011	100,000	100,414
		620,941

Pharmaceuticals (1.0%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	174,349

Retailers - Other (2.8%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	100,178
Procter and Gamble Co.
4.950%, 08/15/2014	200,000	209,323
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	158,416
		467,917

Securities Broker (0.9%)
Merrill Lynch & Co, Inc.,
6.375%, 10/15/2008	150,000	151,392

Telecom - Other (0.9%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	156,983

Wireless Communications (0.7%)
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	121,587

Total Corporate Bonds (Amortized Cost $3,124,881)		3,178,858

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (18.2%)

Federal Farm Credit Bank (FFCB) (1.0%)
FFCB, 4.875%, 09/24/2014	$150,000	$160,681

Federal Home Loan Bank (FHLB) (0.9%)
FHLB, 5.25%, 06/12/2009	150,000	155,266

Federal Home Loan Mortgage Corp (FHLMC) (0.9%)
FHLMC, 4.500%, 01/15/2015	150,000	157,225

Federal National Mortgage Association (FNMA) (3.2%)
FNMA,
4.000%, 09/02/2008	100,000	100,649
5.000%, 03/15/2016	250,000	267,263
7.125%, 06/15/2010	150,000	165,347
		533,259

U.S. Treasury (12.2%)
U.S. Treasury Inflation Indexed Bond,
1.875%, 07/15/2015	162,753	175,455
U.S. Treasury Notes,
3.375%, 12/15/2008	100,000	101,359
4.875%, 05/15/2009	100,000	103,695
5.500%, 05/15/2009	200,000	208,891
5.750%, 08/15/2010	150,000	164,473
5.000%, 02/15/2011	100,000	109,195
5.000%, 08/15/2011	190,000	209,134
4.875%, 02/15/2012	280,000	309,159
4.250%, 08/15/2013	150,000	163,371
4.000%, 02/15/2014	155,000	167,218
4.000%, 02/15/2015	170,000	182,870
5.125%, 05/15/2016	150,000	170,895
		2,065,715

Total U.S. Government & Agency Obligations
(Amortized Cost $2,853,210)		3,072,146

	Shares	Value
SHORT TERM INVESTMENTS (3.3%)

Federal Treasury Obligation Money
Market Fund, 1.502% (b)(c)	554,629	$554,629

Total Short Term Investments (Cost $554,629)		554,629

Total Investments (Cost $15,802,818)	99.6%	16,776,815

Total Other Assets in Excess of Liabilities	0.4%	73,883

Total Net Assets	100.0%	$16,850,698

(a)            Non Income Producing Security

(b)            Variable Rate Security. The rate shown represents the rate at March 31, 2008.

(c)             Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

ADR – American Depositary Receipt

The accompany notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS

CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (99.7%)

Aerospace & Defense (5.0%)
Curtiss-Wright Corp.	11,100	$460,428
Esterline Technologies Corp.(a)	9,000	453,330
		913,758

Auto Components (3.8%)
American Axle & Manufacturing
Holdings, Inc.	19,200	393,600
ArvinMeritor, Inc.	24,650	308,372
		701,972

Building Products (4.4%)
Apogee Enterprises, Inc.	24,750	381,150
Crane Co.	10,525	424,684
		805,834

Chemicals (4.2%)
Olin Corp.	21,450	423,852
OM Group, Inc.(a)	6,300	343,602
		767,454

Commercial Banks (4.8%)
FirstMerit Corp.	23,400	483,444
Washington Federal, Inc.	17,794	406,415
		889,859

Commercial Services & Supplies (6.4%)
ABM Industries, Inc.	17,500	392,700
Heidrick & Struggles International, Inc.	12,300	400,119
Korn/Ferry International(a)	22,250	376,025
		1,168,844

Communications Equipment (1.8%)
Plantronics, Inc.	17,400	335,994

Discount Retail (2.6%)
Fred’s, Inc.	46,250	474,063

	Shares	Value
Electronic Equipment & Instruments (6.2%)
CTS Corp.	42,900	$459,030
Kemet Corp.(a)	67,900	274,316
Technitrol, Inc.	17,900	414,027
		1,147,373

Electronics (2.0%)
TTM Technologies, Inc.(a)	33,000	373,560

Food (4.4%)
Gruma S.A.B. de C.V. (ADR)	37,200	356,748
Sanderson Farms, Inc.	12,000	456,120
		812,868

Forest Products & Paper (2.1%)
Buckeye Technologies, Inc.(a)	34,450	384,462

Health Care Providers & Services (2.0%)
Lincare Holdings, Inc.(a)	12,800	359,808

Household Durables (2.1%)
Helen of Troy Ltd.(a)	23,350	391,580

Industrial Conglomerates (2.2%)
Standex International Corp.	17,650	394,301

Insurance (8.5%)
Assured Guaranty Ltd.	16,000	379,840
HCC Insurance Holdings, Inc.	15,337	347,997
Reinsurance Group of America, Inc.	8,000	435,519
SeaBright Insurance Holdings, Inc.(a)	26,400	388,872
		1,552,228

Investment Companies (1.9%)
MCG Capital Corp.	37,800	343,602

	Shares	Value
Machinery (8.3%)
Briggs & Stratton Corp.	18,200	$325,780
Cascade Corp.	8,650	426,531
Chart Industries, Inc.(a)	11,100	375,624
Wabtec Corp.	10,650	401,079
		1,529,014

Metal Fabrication - Hardware (2.2%)
Haynes International, Inc.(a)	7,400	406,112

Miscellaneous Manufacturers (2.1%)
EnPro Industries, Inc.(a)	12,200	380,518

Oil & Gas (6.6%)
Basic Energy Services, Inc.(a)	18,000	397,440
Helmerich & Payne, Inc.	9,950	466,357
Unit Corp.(a)	6,200	351,230
		1,215,027

Retail (4.8%)
Cabela’s, Inc.(a)	27,100	383,736
Ruby Tuesday, Inc.	65,850	493,874
		877,610

Semiconductors (1.7%)
Verigy Ltd.(a)	16,500	310,860

Specialty Retail (2.5%)
Regis Corp.	16,400	450,836

Telecommunications (5.0%)
Sierra Wireless, Inc.(a)	26,700	425,865
Syniverse Holdings, Inc.(a)	30,000	499,800
		925,665

Trucking (2.1%)
Arkansas Best Corp.	12,350	393,471

Total Common Stocks (Cost $19,367,371)		18,306,673

	Shares	Value
RIGHTS (0.0%)(b)

Investment Companies (0.0%)(b)
MCG Capital Corp.(a)	5,400	$5,778

Total Rights (Cost $0)		5,778

SHORT TERM INVESTMENTS (1.9%)

Federated Treasury Obligations Money Market Fund, 1.502% (c)(d)	354,035	354,035

Total Short Term Investments (Cost $354,035)		354,035

Total Investments (Cost $19,721,406)	101.6%	18,666,486

Total Liabilities in Excess of Other Assets	(1.6)%	(303,290)

Total Net Assets	100.0%	$18,363,196

(a)	Non Income Producing Security
(b)	Amount represents less than 0.01%.
(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d)	Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

ADR – American Depositary Receipt

The accompany notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS

CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCKS (98.9%)

Apparel (1.5%)
Maidenform Brands, Inc.(a)	2,250	$36,608
True Religion Apparel, Inc.(a)	2,300	42,665
		79,273

Auto Manufacturers (0.6%)
Toyota Motor Corp. (ADR)	350	35,312

Auto Parts & Equipment (2.5%)
Autoliv, Inc.	725	36,394
The Goodyear Tire & Rubber Co.(a)	1,395	35,991
Lear Corp.(a)	1,110	28,760
Magna International, Inc.	450	32,468
		133,613

Banks (4.4%)
Banco Latinoamericano de
Exportaciones S.A. - Class E	2,100	32,340
Boston Private Financial Holdings, Inc.	2,320	24,569
Center Financial Corp.	2,700	24,462
Community Bancorp(a)	2,010	27,256
Oriental Financial Group	1,626	32,048
Pacific Capital Bancorp NA	1,550	33,325
Silver State Bancorp(a)	2,610	22,498
Unibanco - Uniao de Bancos
Brasileiros S.A. (GDR)	350	40,824
		237,322

Biotechnology (0.8%)
Amgen, Inc.(a)	1,000	41,780

Building Materials (0.7%)
Lennox International, Inc.	1,120	40,286

Chemicals (3.6%)
FMC Corp.	750	41,617
Headwaters, Inc.(a)	2,600	34,294
Nova Chemicals Corp.	1,150	27,428
Olin Corp.	1,950	38,531
OM Group, Inc.(a)	475	25,907
Terra Industries, Inc.(a)	789	28,033
		195,810

	Shares	Value
Commercial Services (5.2%)
AerCap Holdings NV(a)	1,575	$27,689
China Direct, Inc.(a)	4,560	34,200
Dollar Financial Corp.(a)	1,160	26,680
Healthspring, Inc.(a)	1,850	26,048
ICF International, Inc.(a)	1,265	25,363
R.R. Donnelley & Sons Co.	1,100	33,341
Rent-A-Center, Inc.(a)	2,285	41,929
Sotheby’s	1,170	33,825
Volt Information Sciences, Inc.(a)	1,765	29,934
		279,009

Commercial Services & Supplies (0.6%)
Heidrick & Struggles International, Inc.	1,050	34,157

Computers (2.9%)
Computer Sciences Corp.(a)	690	28,145
COMSYS IT Partners, Inc.(a)	2,300	19,458
Comtech Group, Inc.(a)	2,830	30,536
Smart Modular Technologies (WWH), Inc.(a)	3,400	21,114
Super Micro Computer, Inc.(a)	3,435	28,682
Western Digital Corp.(a)	993	26,851
		154,786

Containers & Packaging (0.6%)
Owens-Illinois, Inc.(a)	585	33,012

Distribution-Wholesale (1.5%)
Houston Wire & Cable Co.	2,800	44,856
WESCO International, Inc.(a)	925	33,753
		78,609

Diversified Financial Services (2.7%)
Asta Funding, Inc.	1,025	14,278
The Goldman Sachs Group, Inc.	185	30,597
National Financial Partners Corp.	1,280	28,762
Penson Worldwide, Inc.(a)	3,275	30,228
World Acceptance Corp.(a)	1,250	39,813
		143,678

	Shares	Value
Electric (1.2%)
CenterPoint Energy, Inc.	2,215	$31,608
Empresa Distribuidora y Comercializadora Norte S.A. (ADR)(a)	1,685	33,060
		64,668

Electrical Components & Equipment (0.6%)
Superior Essex, Inc.(a)	1,100	30,932

Electronic Equipment & Instruments (0.6%)
Arrow Electronics, Inc.(a)	950	31,968

Electronics (1.4%)
AU Optronics Corp. (ADR)	2,700	46,413
Celestica, Inc.(a)	4,565	30,677
		77,090

Engineering & Construction (0.6%)
Perini Corp.(a)	905	32,788

Environmental Control (0.6%)
Allied Waste Industries, Inc.(a)	3,085	33,349

Food (1.7%)
Fresh Del Monte Produce, Inc.(a)	833	30,321
Gruma S.A.B. de C.V. (ADR)	2,765	26,516
Nash Finch Co.	1,100	37,378
		94,215

Forest Products & Paper (1.3%)
International Paper Co.	1,100	29,920
Rock-Tenn Co.	1,300	38,961
		68,881

Hand-Machine Tools (0.5%)
Regal Beloit Corp.	825	30,220

Health Care Providers & Services (2.1%)
Apria Healthcare Group, Inc.(a)	1,640	32,389
Cigna Corp.	750	30,428
Lincare Holdings, Inc.(a)	1,100	30,921
WellCare Health Plans, Inc.(a)	590	22,981
		116,719

	Shares	Value
Healthcare - Products (1.8%)
Cynosure, Inc.(a)	1,600	$34,080
Kinetic Concepts, Inc.(a)	665	30,743
LCA-Vision, Inc.	2,485	31,063
		95,886

Holding Companies-Divers (0.5%)
Compass Diversified Holdings	2,220	29,193

Home Furnishings (0.9%)
Hooker Furniture Corp.	2,100	46,914

Hotels Restaurants & Leisure (0.4%)
Wyndham Worldwide Corp.	1,160	23,989

Household Durables (0.6%)
Helen of Troy Ltd.(a)	2,000	33,540

Household Products - Wares (0.6%)
Jarden Corp.(a)	1,425	30,980

Insurance (9.9%)
ACE Ltd.	500	27,530
American Safety Insurance Holdings Ltd.(a)	2,000	34,200
Amerisafe, Inc.(a)	2,300	29,072
Aspen Insurance Holdings Ltd.	1,400	36,932
Axis Capital Holdings Ltd.	975	33,131
Chubb Corp.	750	37,110
Hallmark Financial Services(a)	3,000	33,480
Hartford Financial Services Group, Inc.	425	32,202
HCC Insurance Holdings, Inc.	1,400	31,766
Max Capital Group Ltd.	1,500	39,284
MetLife, Inc.	600	36,156
RenaissanceRe Holdings Ltd.	650	33,742
SeaBright Insurance Holdings, Inc.(a)	2,200	32,406
The Travelers Cos., Inc.	800	38,279
Unum Group	1,600	35,216
Validus Holdings Ltd.	1,140	26,710
		537,216

Internet (1.2%)
FTD Group, Inc.	2,500	33,550
United Online, Inc.	3,175	33,528
		67,078

	Shares	Value
Investment Companies (0.5%)
MCG Capital Corp.	2,800	$25,452

Iron-Steel (3.3%)
ArcelorMittal	485	39,673
Gerdau Ameristeel Corp.	3,650	51,502
Gerdau S.A. (ADR)	1,160	35,461
Ternium S.A. (ADR)	1,400	50,232
		176,868

Machinery (1.3%)
Crane Co.	800	32,280
Gardner Denver, Inc.(a)	975	36,173
		68,453

Machinery-Diversified (1.7%)
Altra Holdings, Inc.(a)	2,000	26,900
DXP Enterprises, Inc.(a)	775	30,446
NACCO Industries, Inc.	410	33,185
		90,531

Media (1.0%)
Entercom Communications Corp.	3,020	29,989
Gannett Co., Inc.	900	26,145
		56,134

Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc. - Class B	500	48,110

Miscellaneous Manufacturers (3.1%)
Acuity Brands, Inc.	975	41,875
Carlisle Cos., Inc.	895	29,929
Ceradyne, Inc.(a)	550	17,578
EnPro Industries, Inc.(a)	900	28,071
Park-Ohio Holdings Corp.(a)	1,525	23,958
Trinity Industries, Inc.	1,050	27,983
		169,394

Office Furnishings (0.5%)
Knoll, Inc.	2,320	26,773

	Shares	Value
Oil & Gas (8.5%)
Apache Corp.	310	$37,454
Basic Energy Services, Inc.(a)	1,900	41,952
ConocoPhillips	500	38,105
Eni S.p.A. (ADR)	445	30,309
Frontier Oil Corp.	1,100	29,986
Helmerich & Payne, Inc.	1,200	56,244
Hornbeck Offshore Services, Inc.(a)	1,050	47,954
Noble Corp.	800	39,736
St. Mary Land & Exploration Co.	1,150	44,275
Stone Energy Corp.(a)	583	30,497
Swift Energy Co.(a)	690	31,043
W&T Offshore, Inc.	985	33,598
		461,153

Oil & Gas Services (1.3%)
Cal Dive International, Inc.(a)	3,170	32,905
Superior Energy Services, Inc.(a)	885	35,063
		67,968

Pharmaceuticals (2.4%)
King Pharmaceuticals, Inc.(a)	2,985	25,970
NBTY, Inc.(a)	1,025	30,699
Pfizer, Inc.	1,600	33,488
Viropharma, Inc.(a)	4,190	37,458
		127,615

Retail (5.0%)
Asbury Automotive Group, Inc.	1,750	24,080
Big 5 Sporting Goods Corp.	2,800	24,556
Darden Restaurants, Inc.	1,405	45,732
Dress Barn, Inc.(a)	2,250	29,115
Joseph A. Bank Clothiers, Inc.(a)	1,375	28,188
Men’s Wearhouse, Inc.	950	22,107
PC Connection, Inc.(a)	2,955	23,404
Rex Stores Corp.(a)	2,100	41,306
SUPERVALU, Inc.	1,050	31,479
		269,967

	Shares	Value
Semiconductors (3.0%)
Amkor Technology, Inc.(a)	2,815	$30,121
Emulex Corp.(a)	2,175	35,321
Lam Research Corp.(a)	750	28,665
Omnivision Technologies, Inc.(a)	2,345	39,442
Silicon Motion Technology Corp. (ADR)(a)	1,890	26,687
		160,236

Software (2.7%)
American Reprographics Co.(a)	2,000	29,680
CSG Systems International, Inc.(a)	1,900	21,603
Epicor Software Corp.(a)	2,900	32,480
Parametric Technology Corp.(a)	2,140	34,197
Trident Microsystems, Inc.(a)	5,560	28,634
		146,594

Telecommunications (5.2%)
Black Box Corp.	1,015	31,314
GeoEye, Inc.(a)	1,500	38,985
Premiere Global Services, Inc.(a)	3,000	43,020
Qiao Xing Mobile Communication Co., Ltd.(a)	4,720	28,367
Qiao Xing Universal Telephone, Inc.(a)	3,959	21,695
Sierra Wireless, Inc.(a)	1,875	29,906
Telecom Argentina S.A. (ADR)(a)	1,390	29,440
Telefonos de Mexico, S.A. de C.V. (ADR)	1,150	43,240
USA Mobility, Inc.(a)	2,250	16,065
		282,032

Toys-Games-Hobbies (0.7%)
Hasbro, Inc.	1,450	40,455

Transportation (3.0%)
DryShips, Inc.	400	23,964
Excel Maritime Carriers Ltd.	1,000	29,350
Ryder System, Inc.	800	48,728
Tidewater, Inc.	600	33,066
Tsakos Energy Navigation Ltd.	920	28,299
		163,407

Water (0.7%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800	35,464

Total Common Stocks (Cost $5,758,604)		5,348,879

	Shares	Value
RIGHTS (0.0%)(b)

Investment Companies (0.0%)(b)
MCG Capital Corp.(a)	400	$428

Total Rights (Cost $0)		428

SHORT TERM INVESTMENTS (1.2%)

Federal Treasury Obligation Money Market Fund, 1.502% (c)(d)	65,183	65,183

Total Short Term Investments (Cost $65,183)		65,183

Total Investments (Cost $5,823,787)	100.1%	5,414,490

Total Liabilities in Excess of Other Assets	(0.1)%	(8,121)

Total Net Assets	100.0%	$5,406,369

(a)	Non Income Producing Security
(b)	Amount represents less than 0.01%.
(c)	Variable Rate Security. The rate shown represents the rate at March 31, 2008.
(d)	Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

S.A. – Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A. de C.V. – A variable capital company

S.A.B. de C.V. – A variable capital company

S.p.A. – Società Per Azioni is an Italian shared company

The accompany notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CornerCap Balanced Fund

Assets:
Investments, at market value,
(Cost $15,802,818)	$16,776,815
Dividends and interest receivable	92,207
Total assets	16,869,022

Liabilities:
Advisory fee payable	14,047
Service fee payable	4,277
Total liabilities	18,324

Net Assets	$16,850,698

Net asset value and offering price per share:
($16,850,698 /1,260,898)	$13.36
Redemption price per share*	$13.23

Net Assets
As of March 31, 2008, net assets consisted of:
Paid-in capital	$15,478,505
Undistributed net investment income	83,875
Accumulated net realized gain on investments	314,321
Net unrealized appreciation in value of investments	973,997
Net Assets	$16,850,698

*    A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CornerCap Small-Cap Value Fund

Assets:
Investments, at market value,
(Cost $19,721,406)	$18,666,486
Receivable for investments sold	424,606
Dividends and interest receivable	24,096
Total assets	19,115,188

Liabilities:
Payable for investments purchased	715,700
Payable for fund shares redeemed	13,661
Advisory fee payable	15,005
Service fee payable	7,626
Total liabilities	751,992

Net Assets	$18,363,196

Net asset value and offering per share:
($18,363,196 / 1,725,635 Shares)	$10.64
Redemption price per share*	$10.53

Net Assets
As of March 31, 2008, net assets consisted of:
Paid-in capital	$19,030,418
Undistributed net investment income	21,533
Accumulated net realized gain on investments	366,165
Net unrealized depreciation in value of investments	(1,054,920)
Net Assets	$18,363,196

*      A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES

CornerCap Contrarian Fund

Assets:
Investments, at market value,
(Cost $5,823,787)	$5,414,490
Receivable for investments sold	23,221
Dividends and interest receivable	6,312
Total assets	5,444,023

Liabilities:
Payable for investments purchased	30,850
Advisory fee payable	4,513
Service fee payable	2,291
Total liabilities	37,654

Net Assets	$5,406,369

Net asset value per share:
($5,406,369 / 571,777 Shares)	$9.46
Redemption price per share *	$9.37

Net Assets
As of March 31, 2008, net assets consisted of:
Paid-in capital	$6,181,266
Undistributed net investment income	666
Accumulated net realized loss on investments	(366,266)
Net unrealized depreciation in value of investments	(409,297)
Net Assets	$5,406,369

*    A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CornerCap Balanced Fund

Investment Income:
Dividends (net of foreign withholding taxes of $1,339)	$240,550
Interest	337,449

Total income	577,999

Expenses:
Advisory fees	179,486
Service fees	53,983

Total expenses	233,469

Net investment income	344,530

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	977,599
Change in unrealized appreciation/(depreciation) of investments	(1,607,517)

Net loss on investments	(629,918)

Net decrease in net assets resulting from operations	$(285,388)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CornerCap Small-Cap Value Fund

Investment Income:
Dividends	$297,260
Interest	25,064

Total income	322,324

Expenses:
Advisory fees	199,901
Service fees	100,847

Total expenses	300,748

Net investment income	21,576

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	2,301,315
Change in unrealized appreciation/(depreciation) of investments	(4,520,618)

Net loss on investments	(2,219,303)

Net decrease in net assets resulting from operations	$(2,197,727)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS

CornerCap Contrarian Fund

Investment Income:
Dividends (net of foreign withholding taxes of $1,693)	$77,285
Interest	29,303

Total income	106,588

Expenses:
Advisory fees	58,933
Service fees	29,530

Total expenses	88,463

Net investment income	18,125

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	210,974
Change in unrealized appreciation/(depreciation) of investments	(876,361)

Net loss on investments	(665,387)

Net decrease in net assets resulting from operations	$(647,262)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CornerCap Balanced Fund

	Year Ended March 31, 2008	Year Ended March 31, 2007

Operations:
Net investment income	$344,530	$336,654
Net realized gain on investments	977,599	341,078
Change in unrealized appreciation/(depreciation) of investments	(1,607,517)	1,072,440

Net increase/(decrease) in net assets resulting from operations	(285,388)	1,750,172

Distributions to shareholders:
Net investment income	(366,178)	(450,141)
Capital gains	(1,010,239)	(283,950)
	(1,376,417)	(734,091)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	(743,917)	3,519,855
Redemption fees	52	79
Net increase/(decrease) from capital shares transactions	(743,865)	3,519,934

Total increase/(decrease) in net assets	(2,405,670)	4,536,015

Net Assets:
Beginning of year	19,256,368	14,720,353
End of year (including undistributed net investment income of $83,875 and $111,743, respectively)	$16,850,698	$19,256,368

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CornerCap Small-Cap Value Fund

	Year Ended March 31, 2008	Year Ended March 31, 2007

Operations:
Net investment income/(loss)	$21,576	$(515)
Net realized gain on investments	2,301,315	1,065,811
Change in unrealized appreciation/(depreciation) of investments	(4,520,618)	755,298

Net increase/(decrease) in net assets resulting from operations	(2,197,727)	1,820,594

Distributions to shareholders:
Net investment income	—	(6,617)
Capital gains	(2,887,577)	(890,109)
	(2,887,577)	(896,726)
Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	2,347,807	(151,883)
Redemption fees	45	—
Net increase/(decrease) from capital shares transactions	2,347,852	(151,883)

Total increase/(decrease) in net assets	(2,737,452)	771,985

Net Assets:	21,100,648	20,328,663
Beginning of year
End of year (including undistributed net investment income of $21,533 and $0, respectively)	$18,363,196	$21,100,648

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CornerCap Contrarian Fund

	Year Ended March 31, 2008	Year Ended March 31, 2007

Operations:
Net investment income	$18,125	$68,063
Net realized gain on investments	210,974	286,139
Change in unrealized appreciation/(depreciation) of investments	(876,361)	176,321

Net increase/(decrease) in net assets resulting from operations	(647,262)	530,523

Distributions to shareholders:
Net investment income	(64,580)	(27,342)
Capital gains	(635,638)	—
	(700,218)	(27,342)

Capital share transactions:
Increase in net assets resulting from capital share transactions (see note 2)	1,119,225	165,676

Total increase/(decrease) in net assets	(228,255)	668,857

Net Assets:
Beginning of year	5,634,624	4,965,767
End of year (including undistributed net investment income of $666 and $47,532, respectively)	$5,406,369	$5,634,624

The accompanying notes to the financial statements are an integral part of these financial statements.

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2008	2007		2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$14.81	$14.00		$13.22	$12.80	$10.18

Income from investment operations
Net investment income	0.30	0.24		0.21	0.31	0.14
Net realized and unrealized gain/(loss) on investments	(0.56)	1.17		0.77	0.56	2.65

Total income/(loss) from investment operations	(0.26)	1.41		0.98	0.87	2.79

Dividends and distributions to shareholders
Distributions from net investment income	(0.32)	(0.37)		0.00	(0.45)	(0.17)
Distributions from net realized gain on investments	(0.87)	(0.23)		(0.20)	0.00	0.00

Total dividends and distributions to shareholders	(1.19)	(0.60)		(0.20)	(0.45)	(0.17)

Paid-in capital from redemption fees	0.00 (1)	0.00	(1)	0.00	0.00	0.00

Net asset value, end of period	$13.36	$14.81		$14.00	$13.22	$12.80

Total return	(2.20)%	10.17%		7.43%	6.86%	27.48%

Ratios and supplemental data Net assets, end of period (in 000s)	$16,851	$19,256		$14,720	$11,003	$9,697

Ratios to average net assets Expenses	1.30%	1.30	%(2)	1.30%	1.30%	1.30%
Net investment income	1.91%	1.96	%(2)	1.72%	2.07%	1.70%

Portfolio turnover rate*	20.76%	21.87%		19.87%	18.55%	12.19%

*                  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)        Less than $.005 per share

(2)        Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.31% and 1.95%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2008	2007		2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$14.07	$13.39		$15.13	$14.55	$9.33

Income from investment operations
Net investment income/(loss)	0.01	0.00	(1)	0.04	(0.04)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.45)	1.30		0.79	1.15	5.38

Total income/(loss) from investment operations	(1.44)	1.30		0.83	1.11	5.35

Dividends and distributions to shareholders
Distributions from net investment income	0.00	0.00	(1)	0.00	0.00	0.00
Distributions from net realized gain on investments	(1.99)	(0.62)		(2.57)	(0.53)	(0.13)
Total dividends and distributions to shareholders	(1.99)	(0.62)		(2.57)	(0.53)	(0.13)

Paid-in capital from redemption fees	0.00 (1)	0.00		0.00	0.00	0.00

Net asset value, end of period	$10.64	$14.07		$13.39	$15.13	$14.55

Total return	(10.91)%	9.92%		6.05%	7.71%	57.43%

Ratios and supplemental data Net assets, end of period (in 000s)	$18,363	$21,101		$20,329	$20,852	$18,641

Ratios to average net assets Expenses	1.48%	1.50	%(2)	1.50%	1.50%	1.50%
Net investment income/(loss)	0.11%	0.00	%(1)(2)	0.03%	(0.27)%	(0.23)%

Portfolio turnover rate*	55.46%	34.75%		27.23%	38.37%	22.09%

*               A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)       Less than $.005 per share

(2)       Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.56% and (0.06)%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Year Ended March 31,
	2008	2007	2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$11.98	$10.83	$9.78	$8.82	$5.17

Income from investment operations
Net investment income/(loss)	0.03	0.15	0.04	0.03	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.14)	1.06	1.06	0.93	3.73

Total income/(loss) from investment operations	(1.11)	1.21	1.10	0.96	3.65

Dividends and distributions to shareholders
Distributions from net investment income	(0.13)	(0.06)	(0.05)	0.00	0.00
Distributions from net realized gain on investments	(1.28)	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	(1.41)	(0.06)	(0.05)	0.00	0.00

Net asset value, end of period	$9.46	$11.98	$10.83	$9.78	$8.82

Total return	(10.45)%	11.19%	11.27%	10.88%	70.60%

Ratios and supplemental data
Net assets, end of period (in 000s)	$5,406	$5,635	$4,966	$4,330	$3,891

Ratios to average net assets	1.49%	1.50%	1.50%	1.72%	1.80%
Expenses, after waiver				1.80%
Expenses, before waiver	0.31%	1.33%	0.40%	0.32%	(1.12)%
Net investment income/(loss), after waiver Net investment income, before waiver				0.24%

Portfolio turnover rate*	137.58%	43.61%	49.06%	154.41%	63.79%

*                 A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.       Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter- market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B.       Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.       Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.       Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS

E.      Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.      New Accounting Pronouncements – Effective April 1, 2007, the Funds adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. If applicable, penalties and tax-related interest expense are recorded as a component of income tax expense on the Statement of Operations. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended March 31, 2005 through March 31, 2007. The Fund’s Georgia tax return filings also remain open for the years ended March 31, 2005 through March 31, 2007. To our knowledge, there are no federal or Georgia income tax returns currently under examination.

In September 2006, FASB issues FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

2. SHARES OF BENEFICIAL INTEREST

On March 31, 2008, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	For the Year Ended March 31, 2008		For the Year Ended March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	126,735	$1,902,358	389,480	$5,563,260
Share Issued in Reinvestment of Dividends	97,382	1,372,104	50,300	731,360
Total	224,117	3,274,462	439,780	6,294,620
Less Shares Redeemed	(263,742)	(4,018,379)	(190,905)	(2,774,765)
Net Increase/(Decrease)	(39,625)	$(743,917)	248,875	$3,519,855

NOTES TO FINANCIAL STATEMENTS

CornerCap Small-Cap Value Fund:

	For the Year Ended		For the Year Ended
	March 31, 2008		March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	98,517	$1,250,991	139,205	$1,851,118
Share Issued in Reinvestment of Dividends	257,177	2,867,525	65,422	884,500
Total	355,694	4,118,516	204,627	2,735,618
Less Shares Redeemed	(129,417)	(1,770,709)	(223,908)	(2,887,501)
Net Increase/(Decrease)	226,277	$2,347,807	(19,281)	$(151,883)

CornerCap Contrarian Fund:

	For the Year Ended		For the Year Ended
	March 31, 2008		March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	42,969	$518,979	58,979	$659,903
Share Issued in Reinvestment of Dividends	65,294	684,279	2,136	25,450
Total	108,263	1,203,258	61,115	685,353
Less Shares Redeemed	(6,720)	(84,033)	(49,336)	(519,677)
Net Increase	101,543	$1,119,225	11,779	$165,676

3.      UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at March 31, 2008 were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Contrarian Fund
Gross appreciation (excess of value over tax cost)	1,820,003	2,237,645	346,645
Gross depreciation (excess of tax cost over value)	(846,006)	(3,292,565)	(755,942)
Net unrealized appreciation	973,997	(1,054,920)	(409,297)
Cost of investments for income tax purposes	15,802,818	19,721,406	5,823,787

4.      DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized

NOTES TO FINANCIAL STATEMENTS

gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. For the year ended March 31, 2008, the CornerCap Balanced Fund, CornerCap Small Cap Value Fund and Corner Cap Contrarian Fund reclassified distributions in excess of net realized gains of $6,220, $43 and $23, respectively, against undistributed net investment income. For the Contrarian Fund, other permanent differences, in the amount of $388 were also reclassified from accumulated realized gains to undistributed net investment income.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

CornerCap Balanced Fund:

On December 21, 2007, an ordinary income distribution of $0.32 per share, a short-term capital gain distribution of $0.28 per share, and a long-term capital gain distribution of $0.59 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

The tax character of distributions paid for the years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$689,659	$493,950
Long-term capital gains	686,758	240,141
Total	$1,376,417	$734,091

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$83,875
Undistributed long-term gains	314,321
Unrealized appreciation	973,997
Total	$1,372,193

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. There were no such differences for the period ended March 31, 2008.

NOTES TO FINANCIAL STATEMENTS

CornerCap Small-Cap Value Fund:

On December 21, 2007, a short-term capital gain distribution of $0.37 per share, and a long-term capital gain distribution of $1.62 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

The tax character of distributions paid for the years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$532,469	$113,637
Long-term capital gains	2,355,108	783,089
Total	$2,887,577	$896,726

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$21,533
Undistributed long-term gains	366,165
Unrealized depreciation	(1,054,920)
Total	$(667,222)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. There were no such differences for the period ended March 31, 2008.

CornerCap Contrarian Fund:

On December 21, 2007, an ordinary income distribution of $0.13 per share, a short-term capital gain distribution of $0.04 per share, and a long-term capital gain distribution of $1.23 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

The tax character of distributions paid for the years ended March 31, 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$86,555	$27,342
Long-term capital gains	613,663	—
Total	$700,218	$27,342

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2008, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$666
Undistributed long-term gains	13
Unrealized depreciation	(409,297)
Other Cumulative Effect of Timing Difference	(366,279)
Total	$(774,897)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. As of March 31, 2008, timing differences noted above represent the deferral of post-october losses for federal income tax purposes.

5. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

A.       Each of the Funds has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. In addition, the Advisor receives an administrator fee, computed daily and payable monthly, at an annual rate of ..30%, .50% and .50% of the average daily nets assets of the Balanced Fund, Small-Cap Fund and Contrarian Fund, respectively. Under the terms of the management agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the period ended March 31, 2008, the Advisor earned an advisory fee of $179,486, $199,901, and $58,933 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. For the period ended March 31, 2008, the Advisor earned an administrator fee of 53,983, $100,847, and $29,530 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. At March 31, 2008, the Funds owed the Advisor $33,565 for advisory fees and $14,194 for the administrator fees.

B.       On August 1, 2006, the Funds and the Advisor entered into a 1) Fund Accounting and Administration Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services. 2) Transfer Agency and Service Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing, and bookkeeping services. 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

NOTES TO FINANCIAL STATEMENTS

6.      PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the year ended March 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $3,676,323 and $5,018,335, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the year ended March 31, 2008 were $0 and $625,000, respectively.

CornerCap Small-Cap Value Fund: For the year ended March 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $11,261,321 and $10,983,567, respectively.

CornerCap Contrarian Fund: For the year ended March 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $8,359,000 and $7,895,230, respectively.

7.      BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Funds creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2008, Charles Schwab & Co. held approximately 32.51% of the CornerCap Balanced Fund’s shares, and STAVEST, LP held approximately 24.76% of the CornerCap Contrarian Fund’s shares.

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Trustees

CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the CornerCap Group of Funds (the “Funds”), comprised of the CornerCap Balanced Fund, the CornerCap Small-Cap Value Fund, and the CornerCap Contrarian Fund, as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the periods indicated prior to March 31, 2005 were audited by another independent accounting firm who expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting the CornerCap Group of Funds as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 22, 2008

Additional information

1. PROXY VOTING POLICY (Unaudited)

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888)-813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888)-813-8637 and on the SEC’s web-site at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE (Unaudited)

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888)-813-8637.

3. COMPENSATION OF TRUSTEES (Unaudited)

The Independent Trustees of the Fund receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

4. TAX DESIGNATIONS (Unaudited)

The Funds designate the following for federal income tax purposes for the year ended March 31, 2008:

Dividends Received Deduction

Balanced Fund	30.47%
Small-Cap Fund	44.62%
Contrarian Fund	49.02%

Qualified Dividend Income

Balanced Fund	32.97%
Small-Cap Fund	46.60%
Contrarian Fund	51.17%

5. TRUSTEES AND OFFICERS (Unaudited)

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Thomas E. Quinn	Trustee, President, Chief Financial
Age: 62	Officer, and Treasurer since 1992
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

INDEPENDENT TRUSTEES

Position with Trust,
Name and Address*	Term of Office and Tenure

Richard L. Boger	Trustee since 1992
Age: 61

Laurin M. McSwain	Trustee since 1994
Age: 56

Leslie W. Gates	Trustee since 2006
Age: 52

Jerry W. Hufton	Trustee since 2006
Age: 65

* All Independent Trustees can be contacted via the Funds at: 1290 Broadway, Suite 1100, Denver, CO 80203

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Chief Executive Officer,	None
CornerCap Investment
Counsel, since inception

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	President & CEO, Lex-Tek	Gray Television, Inc.
International, Inc. 1991 -
present; Pres. & CEO,
Export Insurance Services,
Inc. 1989 – 2002

3	Attorney, Lefkoff, Duncan,	None
Grimes, Miller & McSwain,
2003 - present; Attorney,
Bloodworth & McSwain
1996 – 2003

3	Retired, 2005;	None
Partner, Williams Benator &
Libby, LLP, 1989-2004; Member,
WBL Services, LLC, 2002 – 2004

3	Retired, 2004-present;	None
Director of Taxes,
Berkshire Hathaway Inc.,
1991-2004

OFFICERS

Position with Trust,
Name and Address	Term of Office and Tenure

Richard T. Bean	Vice President of the Funds,
Age: 45	since 1996
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

John A. Hackney	Chief Compliance Officer,
Age: 41	Secretary of the Funds,
The Peachtree, Suite 1700	since 1999
1355 Peachtree St. NE
Atlanta, GA 30309

Gene A. Hoots	Vice President of the Funds,
Age: 68	since 1992
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Vice President,	N/A
CornerCap Investment
Counsel, since inception

3	Chief Compliance Officer,	N/A
CornerCap Investment
Counsel, since inception

3	Vice President of the Funds	N/A
and Chairman Emeritus of the
Adviser, since inception

CornerCap Group of Funds

This Page Intentionally Left Blank

WWW.CORNERCAP.COM

888-813-8637

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for CornerCap Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

COR000145 Exp. 10/31/08

Item 2 - Code of Ethics

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR.

Item 3 - Audit Committee Financial Expert

The Board of Directors of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4 - Principal Accountant Fees and Services

(a)           Audit Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $23,100 and $23,800 respectively.

(b)          Audit-Related Fees:  In registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $23,100 and $23,800 respectively. In registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the

2

performance of the audit of the registrants’ financial statements and are not reported under paragraph (a) of this Item were $0 and $0 respectively.

(c)           Tax Fees:  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2007, aggregate fees of $3,000 and $4,650, respectively, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal years ended March 31, 2008 and March 31, 2007, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)          All other Fees:  In registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the and $0 respectively.  For the registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraph (a) through (c) were $0 and $0 respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable

(g)  Aggregate Non-Audit Fees:  In registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 and $0 respectively. In registrant’s fiscal years ended March 31, 2008 and March 31, 2007, the aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended March 31, 2008 and $0 for the fiscal year ended March 31, 2007.

(h) Not applicable

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Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

Not applicable.

Item 11 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12 - Exhibits

(a)(1)	The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	October 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	October 2, 2008

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